UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
June 11, 2016 to July 12, 2016

Commission File Number of Issuing entity:	333-177354-02

Central Index Key Number of issuing entity:	0001552328

UBS-Barclays Commercial Mortgage Trust 2012-C2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-177354

Central Index Key Number of depositor:	0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001541886
UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0000312070
Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0001548405
Starwood Mortgage Funding II LLC (formerly known as Archetype Mortgage Funding II LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0001089877
KeyBank National Association
(Exact name of sponsor as specified in its charter)

David Schell, Executive Director (212) 713-3375
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-0613665
46-0621519
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7535
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On July 12, 2016 a distribution was made to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C2. The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by UBS Commercial Mortgage Securitization Corp. (the 'Depositor') and held by UBS-Barclays Commercial Mortgage Trust 2012-C2 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from June 11, 2016 to July 12, 2016.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 05, 2016. The CIK number of the Depositor is 0001532799.

UBS Real Estate Securities Inc., one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on May 13, 2016. The CIK number of UBS Real Estate Securities Inc. is 0001541886.

Barclays Bank PLC, one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on May 12, 2016. The CIK number of Barclays Bank PLC is 0000312070.

Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding II LLC, formerly known as Archetype Mortgage Funding II LLC, one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 05, 2016. The CIK number of Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC is 0001548405.

KeyBank National Association, one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 29, 2016. The CIK number of KeyBank National Association is 0001089877.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
On January 24, 2016 PSW NYC LLC commenced a complaint (the “PSW Complaint”) with the Supreme Court of the State of New York, County of New York (the “PSW Court”) against Bank of America, N.A. as trustee under the pooling and servicing agreements for Wachovia Bank Commercial Mortgage Trust 2007-C30 and COBALT CMBS Commercial Trust 2007-C2, U.S. Bank National Association as Trustee under the pooling and servicing agreements for Wachovia Bank Commercial Mortgage Trust 20007-C31, ML-CFC Commercial Mortgage Trust 2007-5 and ML-CFC Commercial Mortgage Trust 2007-6 (collectively, the “Trusts”), PCV-M Holdings LLC and CWCapital Asset Management LLC (“CWCAM”), individually and as special servicer for the Trusts (collectively, the “Defendants”) seeking either (a) damages in an amount to be determined by the PSW Court but alleged by the plaintiffs to be approximately $500,000,000 – such amount being the amount PSW NYC LLC alleges would have been recovered on certain mezzanine loans (the “Mezzanine Loans”) related to the Peter Cooper Village and Stuyvesant Town property (the “PCVST Property”) in New York City which PSW NYC LLC sold to an entity related to the Defendants pursuant to a settlement agreement related to certain prior litigation (the “Settlement Agreement”) or (b) the rescission of the Settlement Agreement which would result in, among other things, the rescission of the sale of the Mezzanine Loans and a claim for certain proceeds from the sale of the PCVST Property. PSW NYC LLC alleges that the Defendants procured the Settlement Agreement by fraud and further that the terms of the Settlement Agreement were breached by the Defendants. On February 26, 2016, CWCAM on behalf of itself and the other Defendants filled a motion to dismiss the complaint (the “CWCAM Motion to Dismiss”). Oral argument has been set by the PSW Court on the CWCAM Motion to Dismiss for August 23, 2016. There can be no assurances as to the outcome of this CWCAM Motion to Dismiss or the PSW Complaint or the possible impact on CWCAM. However, CWCAM believes that it was not guilty of any fraud in the procurement of the Settlement Agreement, that it performed its obligations under applicable pooling and servicing agreements in good faith and disputes PSW NYC LLC allegations. CWCAM intends to vigorously contest such allegations.

Item 3. Sales of Securities and Use of Proceeds.
None

Item 4. Defaults Upon Senior Securities.
None

Item 5. Submission of Matters to a Vote of Security Holders.
None

Item 6. Significant Obligors of Pool Assets.
The 110 William Street Mortgage Loan is a Significant Obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for UBS-Barclays Commercial Mortgage Trust 2012-C2.

Based on the borrower's operating statement with an end date of March 31, 2016, Loan 6011100001 (ProSupp ID 1, 110 William Street) has a 2016 Net Operating Income of $3,127,067.00 as of March 31, 2016.

Item 7. Change in Sponsor Interest in the Securities.
None

Item 8. Significant Enhancement Provider Information.
Not Applicable

Item 9. Other Information.
None

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2012-C2, relating to the July 12, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

Date: July 25, 2016	By: /s/ Siho Ham
Name: Siho Ham
Title: Executive Director

By: /s/ Alfred Fernandez
Name: Alfred Fernandez
Title: Executive Director

EXHIBIT INDEX

Exhibit Number	Exhibit
Exhibit 99.1	Monthly report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2012-C2, relating to the July 12, 2016 distribution.